Equity in Net Earnings of Affiliates - Schedule of Carrying Amount of Equity Method Investments (Details) $ in Thousands	Jul. 25, 2016	Sep. 30, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates		$ 640,369	$ 541,565
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates		$ 511,332	$ 536,090
Golar Partners | LNG Carrier
Schedule of Equity Method Investments [Line Items]
Number of carriers operated by other | vessel		10	10
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates		$ 113,321	$ 0
OneLNG
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates		10,200	0
Ownership percentage	51.00%
OneLNG | Schlumberger
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%
ECGS
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates		$ 5,516	$ 5,475